RELATED PARTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Parties

9. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, a director of the Company and at the time also its President, Arie S. Belldegrun, the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company paid TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and until a new agreement is in place, TRC is billing the Company for actual hours worked on a monthly basis.  For the nine months ended September 30, 2012, TRC billed Arno $199,631 for services rendered, an average of approximately $22,181 per month.

On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the three and nine months ended September 30, 2012 and 2011 and for the period from August 1, 2005 (inception) through September 30, 2012 services and reimbursed expenses totaled $76,240, $247,369, $158,366, $565,575 and $2,051,134 respectively. As of September 30, 2012, the Company had a payable to TRC of $24,658, which was paid in full during October 2012.

In connection with the September 2010 private placement, the Company engaged Riverbank to serve as placement agent.  In consideration for its services, the Company paid Riverbank a placement fee of $789,880.  In addition, the Company issued to designees of Riverbank five-year warrants to purchase an aggregate of 664,880 shares of Series A Preferred Stock at an initial exercise price of $1.10 per share. The warrants issued to Riverbank are in substantially the same form as the Class A and Class B Warrants issued to the investors in the private placement, except that they do not include certain anti-dilution provisions contained in the Class A and Class B Warrants. Each of Messrs. Kazam, Tanen and Peter M. Kash, a director of Arno until April 2011, are principals of Riverbank.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.

12. RELATED PARTIES

On June 1, 2009, the Company entered into a services agreement with Two River Consulting, LLC (“TRC”) to provide various clinical development, operational, managerial, accounting and financial, and administrative services to the Company for a period of one year. David M. Tanen, the Company’s then President, Secretary and director, Arie S. Belldegrun, the Chairman of the Board of Directors, and Joshua A. Kazam, a director until September 2010, are each partners of TRC. The terms of the Services Agreement were reviewed and approved by a special committee of the Company’s Board of Directors consisting of independent directors. None of the members of the special committee has any interest in TRC or the services agreement. As compensation for the services contemplated by the services agreement, the Company pays TRC a monthly cash fee of $55,000.   The services agreement with TRC expired on April 1, 2011 and until a new agreement is in place, TRC is billing the Company for actual hours worked on a monthly basis.  For the second through fourth quarters of 2011, TRC billed Arno $287,145 for services rendered, an average of approximately $31,900 per month.

On occasion, some of the Company’s expenses are paid by TRC. No interest is charged by TRC on any outstanding balance owed by the Company. For the years ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011, total cash services and reimbursed expenses totaled $655,923, $765,424 and $1,803,765, respectively. As of December 31, 2011 the Company had a payable to TRC of $84,756, which was paid in full during the first two months of 2012.

Prior to June 1, 2009, some of the Company’s expenses were paid by Two River Group Holdings, LLC (“Two River”), a company owned by three of the Company’s directors and founders. No interest is charged by Two River on any outstanding balance owed by the Company. For the years ended December 31, 2011 and 2010 and for the period from August 1, 2005 (inception) through December 31, 2011 reimbursable expenses totaled $0, $0 and $206,039, respectively. The Company also granted fully vested warrants to purchase 299,063 shares of its common stock at an exercise price of $2.42 to the Two River employees who provided consultation and due diligence efforts related to the in-licensing of AR-12 and AR-42. The warrants have a five year life and are valued at $480,400 based upon the Black-Scholes option-pricing model. As of December 31, 2011 the Company has no balance payable to Two River.

The Company utilized the services of Riverbank Capital Securities, Inc. (“Riverbank”), a FINRA member broker dealer registered with the SEC, for investment banking and other investment advisory services in connection with the June 2008 private placement and the Notes. Riverbank is an entity controlled by several partners of Two River who are also officers and/or directors of the Company. The Company paid a $100,000 non-accountable expense allowance to Riverbank for services related to the June 2008 private placement and is not obligated to Riverbank for any future payments.

In connection with the September 2010 private placement, the Company engaged Riverbank to serve as placement agent.  In consideration for its services, the Company paid Riverbank a placement fee of $789,880.  In addition, the Company issued to designees of Riverbank five-year warrants to purchase an aggregate of 664,880 shares of Series A Preferred Stock at an initial exercise price of $1.10 per share. The warrants issued to Riverbank are in substantially the same form as the Class A and Class B Warrants issued to the investors in the private placement, except that they do not include certain anti-dilution provisions contained in the Class A and Class B Warrants.

The financial condition and results of operations of the Company, as reported, are not necessarily indicative of results that would have been reported had the Company operated completely independently.